Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0000027419
Registrant Name	TARGET CORP
Registration File Number	333-275713
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES